EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	$80,006	$93,271
Service cost	9,291	9,065
Interest cost	4,279	2,585
Actuarial (gain) loss	6,687	(16,655)
Benefits paid, excluding settlement	(6,830)	(8,260)
Benefit obligation at end of year	93,433	80,006

Change in plan assets
Fair value of plan assets at beginning of year	133,449	163,382
Actual return on plan assets	17,921	(21,673)
Benefits paid, excluding settlement	(6,830)	(8,260)
Fair value of plan assets at end of year	144,540	133,449

Amounts recognized in the Consolidated Balance Sheets
Assets	51,106	53,443
Liabilities	0	0
Net amount recognized	$51,106	$53,443

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$40,459	$41,628
Net prior service cost	22	32
Deferred tax assets	(9,364)	(9,637)
Net amount recognized	$31,117	$32,023

Change in accumulated other comprehensive income (loss)	$(906)	$11,177

Accumulated benefit obligation	$92,953	$79,236

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]
The components of net periodic benefit cost are shown in the table that follows:

	December 31,
(Dollars in thousands)	2023	2022	2021
Service cost	$9,291	$9,065	$9,128
Interest cost	4,279	2,585	2,157
Expected return on assets	(10,802)	(10,982)	(10,118)
Amortization of prior service cost (credit)	10	(302)	(413)
Recognized net actuarial loss	737	1,636	2,611
Net periodic benefit (income) cost	3,515	2,002	3,365

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(432)	16,001	(3,068)
Prior service cost	0	0	0
Amortization of prior service cost	(10)	302	413
Amortization of gain	(737)	(1,636)	(2,611)
Total recognized in accumulated other comprehensive income (loss)	(1,179)	14,667	(5,266)
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$2,336	$16,669	$(1,901)

Defined Benefit Plan, Assumptions [Table Text Block]
The pension plan assumptions are shown in the table that follows:

	December 31,
	2023	2022	2021
Benefit obligations
Discount rate	5.18%	5.50%	2.89%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	4.93%	5.20%	2.58%

Net periodic benefit cost
Discount rate	5.50%	2.89%	2.55%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Weighted average interest crediting rate	5.20%	2.58%	2.14%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2023 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$193	$193	$0	$0
U. S. Government agencies	2,751	0	2,751	0
Fixed income mutual funds	53,022	53,022	0	0
Equity mutual funds	74,301	74,301	0	0
Total assets in fair value hierarchy	130,267	127,516	2,751	0
Collective trusts	14,273	0	0	0
Investments at fair value	$144,540	$127,516	$2,751	$0
The fair value of the plan assets as of December 31, 2022 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$158	$158	$0	$0
U. S. Government agencies	4,602	0	4,602	0
Fixed income mutual funds	47,234	47,234	0	0
Equity mutual funds	67,316	67,316	0	0
Total assets in fair value hierarchy	119,310	114,708	4,602	0
Collective trusts	14,139	0	0	0
Investments at fair value	$133,449	$114,708	$4,602	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Expected benefit payments
2024	$6,184
2025	6,994
2026	6,772
2027	8,137
2028	7,645
Thereafter	49,048